Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Revenue Explanatory [Abstract]
Summary of Reconciliation of Disaggregated Revenue by Reportable Segment

The following table includes a reconciliation of disaggregated revenue by reportable segment (Note 5). Revenue has been disaggregated by primary geographical market and type of service provided.

Twelve months ended December 31, 2018	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$426,475	$138,030	$—	$(5,759)	$558,746
United States	778,886	12,730	—	(304)	791,312
International	191,131	—	—	—	191,131
	$1,396,492	$150,760	$—	$(6,063)	$1,541,189

Day rate/hourly services	$1,302,575	$150,760	$—	$(1,009)	$1,452,326
Shortfall payments/idle but contracted	12,520	—	—	—	12,520
Turnkey drilling services	37,811	—	—	—	37,811
Directional services	31,943	—	—	—	31,943
Other	11,643	—	—	(5,054)	6,589
	$1,396,492	$150,760	$—	$(6,063)	$1,541,189

Twelve months ended December 31, 2017 (1)	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Canada	$429,119	$139,113	$—	$(5,982)	$562,250
United States	554,410	15,033	—	(870)	568,573
International	190,401	—	—	—	190,401
	$1,173,930	$154,146	$—	$(6,852)	$1,321,224

Day rate/hourly services	$1,076,018	$154,146	$—	$(1,614)	$1,228,550
Shortfall payments/idle but contracted	39,468	—	—	—	39,468
Turnkey drilling services	12,306	—	—	—	12,306
Directional services	34,481	—	—	—	34,481
Other	11,657	—	—	(5,238)	6,419
	$1,173,930	$154,146	$—	$(6,852)	$1,321,224
(1) IFRS 15 initially applied at January 1, 2018; under the transition method chosen, comparative information is not restated.